Risk Management and Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Risk Management and Derivative Instruments
Schedule of the entity's open commodity positions

        As of June 30, 2015, the Company had the following open commodity derivative contract positions:

	Hedged Volume	Weighted-Average Fixed Price
Oil (Bbls):
WTI Swaps—2015	2,208,000	$71.56
Natural Gas (MMBtu):
Swaps—2015(1)	9,200,000	$4.13
(1)
Includes 1,550,000 MMBtus in natural gas swaps that priced during the period, but had not cash settled as of June 30, 2015.

        As of December 31, 2014, the Company had the following open commodity positions:

	Hedged Volume	Weighted-Average Fixed Price
Oil (Bbls):
WTI Swaps—2015	3,276,000	$88.72
Natural Gas (MMBtu):
Swaps—2015(1)	20,050,000	$4.15
(1)
Includes 2,170,000 MMBtu in natural gas swaps that priced during the period, but had not cash settled as of December 31, 2014.

Summary of location and fair values amounts of all derivative instruments as well as the gross recognized derivative assets, liabilities and amounts offset in the unaudited condensed consolidated balance sheets

        The following table summarizes the gross fair values of derivative instruments by the appropriate balance sheet classification; however, the derivative instruments are subject to netting arrangements and qualify for net presentation in the Company's unaudited condensed consolidated balance sheets at June 30, 2015 and December 31, 2014, respectively (in thousands):

Type	Balance Sheet Location(1)	June 30, 2015	December 31, 2014
Oil Swaps	Derivative financial instruments—Current Assets	$27,708	$106,450
Oil Swaps	Derivative financial instruments—Current Liabilities	(2,869)	—
Gas Swaps	Derivative financial instruments—Current Assets	9,152	20,259

Total derivative fair value at period end		$33,991	$126,709

(1)
The fair values of commodity derivative instruments reported in the Company's condensed consolidated balance sheets are subject to netting arrangements and qualify for net presentation. The following table summarizes the location and fair value amounts of all derivative instruments in the unaudited condensed consolidated balance sheets, as well as the gross recognized derivative assets, liabilities and amounts offset in the unaudited condensed consolidated balance sheets at June 30, 2015 and December 31, 2014, respectively (in thousands):

		June 30, 2015
Not Designated as ASC 815 Hedges:	Balance Sheet Classification	Gross Recognized Assets/ Liabilities	Gross Amounts Offset	Net Recognized Fair Value Assets/ Liabilities
Derivative assets:
Commodity contracts	Derivative financial instruments—current	$36,860	$1,002	$35,858
Commodity contracts	Derivative financial instruments—noncurrent	—	—	—

		$36,860	$1,002	$35,858

Derivative liabilities:
Commodity contracts	Derivative financial instruments—current	$2,869	$1,002	$1,867
Commodity contracts	Derivative financial instruments—noncurrent	—	—	—

		$2,869	$1,002	$1,867

December 31, 2014
Not Designated as ASC 815 Hedges:	Balance Sheet Classification	Gross Recognized Assets/ Liabilities	Gross Amounts Offset		Net Recognized Fair Value Assets/ Liabilities
Derivative assets:
Commodity contracts	Derivative financial instruments—current	$126,709	$		$126,709
Commodity contracts	Derivative financial instruments—noncurrent	—		—	—

		$126,709		$—	$126,709

Derivative liabilities:
Commodity contracts	Derivative financial instruments—current	$—		$—	$—
Commodity contracts	Derivative financial instruments—noncurrent	—		—	—

		—		—	—

        The following table summarizes the gross fair value of derivative instruments by the appropriate balance sheet classification, even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the Company's consolidated balance sheets at December, 2014 and 2013, respectively (in thousands):

Type	Balance Sheet Location(1)	December 31, 2014	December 31, 2013
Oil Swaps	Derivative financial instruments—Current Assets	$106,450	$—
Oil Swaps	Derivative financial instruments—Current Liabilities	—	(28,871)
Oil Swaps	Derivative financial instruments—Non-Current Liabilities	—	(3,338)
NGL Swaps	Derivative financial instruments—Current Assets	—	469
NGL Swaps	Derivative financial instruments—Current Liabilities	—	(74)
Gas Swaps	Derivative financial instruments—Current Assets	20,259	469
Gas Swaps	Derivative financial instruments—Non-Current Assets	—	19
Gas Swaps	Derivative financial instruments—Current Liabilities	—	(496)
Gas Swaps	Derivative financial instruments—Non-Current Liabilities	—	(313)
Oil Collars	Derivative financial instruments—Current Assets	—	64
Oil Collars	Derivative financial instruments—Current Liabilities	—	(272)
Gas Collars	Derivative financial instruments—Current Assets	—	751
Gas Collars	Derivative financial instruments—Current Liabilities	—	(26)
Basis Differential Swaps	Derivative financial instruments—Current Assets	—	806

Total derivative fair value at period end		$126,709	$(30,812)

(1)
The fair values of commodity derivative instruments reported in the Company's consolidated balance sheets are subject to netting arrangements and qualify for net presentation. The following table summarizes the location and fair value amounts of all derivative instruments in the consolidated balance sheets, as well as the gross recognized derivative assets, liabilities and amounts offset in the consolidated balance sheets at December 31, 2014 and 2013, respectively (in thousands):

December 31, 2014
Not Designated as ASC 815 Hedges:	Balance Sheet Classification	Gross Recognized Assets/Liabilities	Gross Amounts Offset	Net Recognized Fair Value Assets/Liabilities
Derivative assets:
Commodity contracts	Derivative financial instruments—current	$126,709	$—	$126,709
Commodity contracts	Derivative financial instruments—noncurrent	—	—	—

		$126,709	$—	$126,709

Derivative liabilities:
Commodity contracts	Derivative financial instruments—current	$—	$—	$—
Commodity contracts	Derivative financial instruments—noncurrent	—	—	—

		$—	$—	$—

Not Designated as ASC 815 Hedges:	Balance Sheet Classification	Gross Recognized Assets/Liabilities	Gross Amounts Offset	Net Recognized Fair Value Assets/Liabilities
Derivative assets:
Commodity contracts	Derivative financial instruments—current	$2,559	$1,859	$700
Commodity contracts	Derivative financial instruments—noncurrent	19	—	19

		$2,578	$1,859	$719

Derivative liabilities:
Commodity contracts	Derivative financial instruments—current	$29,739	$1,859	$27,880
Commodity contracts	Derivative financial instruments—noncurrent	3,651	—	3,651

		$33,390	$1,859	$31,531

Schedule of net losses and unrealized net (losses) gains recorded by the Company related to the change in fair value of the derivative instruments in losses on commodity derivative contracts - net for the periods

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Net cash received (paid) for commodity derivative contracts	$42,189	$(17,138)	$94,797	$(31,948)
Unrealized net gains (losses)	(61,482)	(14,329)	(92,718)	(22,192)

Gains (losses) on commodity derivative contracts—net	$(19,293)	$(31,467)	$2,079	$(54,140)

	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Realized net losses	$(18,332)	$(17,585)	$(15,825)
Unrealized net gains (losses)	157,521	(26,699)	4,667

Gains (losses) on commodity derivative contracts—net	$139,189	$(44,284)	$(11,158)